Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of options outstanding - Warrant [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	768,233,332
0.0150 Exercise price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.015
Number of options outstanding	35,000,000
Weighted Average remaining contractual life (years)	7 months 24 days
0.0131 Exercise Price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0131
Number of options outstanding	60,000,000
Weighted Average remaining contractual life (years)	1 month 2 days
0.0130 Exercise Price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.013
Number of options outstanding	15,000,000
Weighted Average remaining contractual life (years)	2 months 19 days
0.0068 Exercise prices [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0068
Number of options outstanding	367,000,000
Weighted Average remaining contractual life (years)	4 years 7 days
0.0053 Exercise Price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0053
Number of options outstanding	10,000,000
Weighted Average remaining contractual life (years)	7 months 13 days
0.0019 Exercise Price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0019
Number of options outstanding	259,233,332
Weighted Average remaining contractual life (years)	3 years 18 days
0.0018 Exercise prices [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.0018
Number of options outstanding	17,000,000
Weighted Average remaining contractual life (years)	3 years 5 months 1 day
0.0170 Exercise Price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices (in Dollars per share) | $ / shares	$ 0.017
Number of options outstanding	5,000,000
Weighted Average remaining contractual life (years)	4 years 7 months 17 days